Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
See accounting policies in notes 38(H), (L)(ii) and (M).

	Right-of-use assets (note (a))	Leasehold improvements	Fixtures and furniture	Office and lab equipment	Computer equipment	Motor vehicles	Manufacturing equipment	Total
Cost:
At January 1, 2022	$8,833,201	$3,898,422	$39,974	$5,582,338	$439,543	$453,182	$1,162,681	$20,409,341
Additions	833,538	598,672	569	4,160,369	188,541	—	—	5,781,689
Additions from acquisition (note 34(C))	4,623,601	3,102,189	—	6,898,517	—	8,261	—	14,632,568
Disposals	—	(30,492)	—	(357,127)	(65,993)	(55,847)	—	(509,459)
Written off	(40,080)	—	—	(438,530)	(6,320)	—	(1,158,041)	(1,642,971)
Exchange differences	(180,180)	(92,424)	(3,669)	(158,913)	(37,044)	(40,483)	(4,640)	(517,353)
At December 31, 2022 and January 1, 2023	14,070,080	7,476,367	36,874	15,686,654	518,727	365,113	—	38,153,815
Additions	196,626	53,521	5,809	285,615	345	—	—	541,916
Disposals	(2,060,684)	(1,158,623)	(27,548)	(4,926,398)	(81,844)	(57,451)	—	(8,312,548)
Written off	(1,938,394)	(850,863)	(4,443)	(1,863,592)	(221,395)	(312,048)	—	(5,190,735)
Exchange differences	847,132	356,124	34,363	(313,508)	2,667	12,504	—	939,282
At December 31, 2023	$11,114,760	$5,876,526	$45,055	$8,868,771	$218,500	$8,118	$—	$26,131,730
Accumulated depreciation and impairment loss:
At January 1, 2022	$3,518,776	$1,459,157	$17,926	$1,930,922	$152,484	$123,644	$169,240	$7,372,149
Charge for the year	2,087,167	1,088,119	10,582	2,287,110	127,052	136,524	250,334	5,986,888
Additions from acquisition (note 34(C))	2,720,997	2,199,166	—	4,058,977	—	4,246	—	8,983,386
Written back on disposal	—	(24,776)	—	(285,044)	(41,151)	(35,574)	—	(386,545)
Written off	(34,068)	—	—	(176,672)	(5,964)	—	(1,158,041)	(1,374,745)
Impairment loss (note 7(a)(iv))	—	297,061	—	3,308,559	102,776	—	739,214	4,447,610
Exchange differences	26,090	(21,879)	(6,128)	51,607	(13,907)	(12,510)	(747)	22,526
At December 31, 2022 and January 1, 2023	8,318,962	4,996,848	22,380	11,175,459	321,290	216,330	—	25,051,269
Charge for the year	2,786,456	1,282,641	7,981	1,681,221	70,432	51,082	—	5,879,813
Written back on disposal	(370,606)	(1,122,738)	(26,351)	(4,539,440)	(49,500)	(47,692)	—	(6,156,327)
Written off	(1,938,394)	(575,599)	(4,443)	(1,915,113)	(204,433)	(221,632)	—	(4,859,614)
Exchange differences	262,597	242,762	15,160	(90,724)	1,562	7,438	—	438,795
At December 31, 2023	$9,059,015	$4,823,914	$14,727	$6,311,403	$139,351	$5,526	$—	$20,353,936
Carrying amounts:
At January 1, 2022	$5,314,425	$2,439,265	$22,048	$3,651,416	$287,059	$329,538	$993,441	$13,037,192
At December 31, 2022	$5,751,118	$2,479,519	$14,494	$4,511,195	$197,437	$148,783	$—	$13,102,546
At December 31, 2023	$2,055,745	$1,052,612	$30,328	$2,557,368	$79,149	$2,592	$—	$5,777,794
(a)Right-of-use assets
The analysis of the carrying amount of right-of-use assets by class of underlying asset is as follows:

	Note	2023	2022
Properties leased for own use, carried at depreciated cost	(i)	$2,023,753	$5,739,426
Office equipment, carried at depreciated cost	(ii)	31,992	11,692
		$2,055,745	$5,751,118
The analysis of expense items in relation to leases recognized in profit or loss is as follows:

	2023	2022	2021
Depreciation charge of right-of-use assets by class of underlying asset:
- Properties leased for own use	$2,772,649	$2,039,815	$1,535,333
- Office equipment	13,807	47,352	7,233
	$2,786,456	$2,087,167	$1,542,566
Interest on lease liabilities (notes 7(a)(ii) and 10(a))	$241,497	$244,085	$205,915
Expense relating to short-term leases or leases of low-value assets	136,940	831,631	1,019,937
During the years ended December 31, 2023, 2022 and 2021, additions to right-of-use assets of $196,626, $833,538 and $5,370,122, respectively, are mainly resulted from the capitalized lease payment payable under new tenancy agreements.
Details of the maturity analysis of lease liabilities are set out in note 24.
(i)Properties leased for own use
The Group has obtained the right to use some properties as its warehouses and offices through tenancy agreements. The leases typically run for an initial period of 2 to 10 years.
Some leases include an option to renew the lease for an additional period after the end of the contract term. Where practicable, the Group seeks to include such extension options exercisable by the Group to provide operational flexibility. The Group assesses at lease commencement date whether it is reasonably certain to exercise the extension options, and reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control. If the Group is not reasonably certain to exercise the extension options, the future lease payments during the extension periods are not included in the measurement of lease liabilities. The potential exposure to future lease payments in relation to such leases are assessed as insignificant.
(ii)Office equipment
The Group leases office equipment under a lease expiring in 5 years. The lease does not include an option to renew the lease or purchase the leased equipment at the end of the lease term at a price deemed to be a bargain purchase option. The lease does not include variable lease payments.
(b)Amounts recognized in consolidated statement of cash flows
Amounts included in the consolidated statement of cash flows for leases comprise the following:

	2023	2022	2021
Within operating cash flows	$(136,940)	$(831,631)	$(1,019,937)
Within financing cash flows	(3,476,380)	(2,121,981)	(1,504,946)
	$(3,613,320)	$(2,953,612)	$(2,524,883)